Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	¥ 171,650	¥ 163,961
Software subject to amortization acquired during the period	163,748	163,060
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	5 years
Intangible assets not subject to amortization acquired	50	545
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	3,378	30,986	26,566
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses			16,370
Integrated Retail Banking Business Group [Member] | Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		8,334	6,226
Integrated Trust Assets Business Group [Member] | Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		¥ 18,554	¥ 19,267